Stockholders' Equity (Tables)	12 Months Ended
Mar. 31, 2012
Summary Of Treasury Stock Activities

	Change in Treasury stock
	Shares	Millions of yen
Balance at March 31, 2010	10,039,336	¥23,187
Acquisition through purchase of odd-lot shares	3,716	6
Sell upon request for purchase of odd-lot shares	(3,222)	(7)
Issuance in stock exchanges	(2,735,853)	(6,319)
Repurchase of shares from shareholders dissenting to the share exchange	55,000	95
Acquisition through purchase off odd-lot shares	52	0

Balance at March 31, 2011	7,359,029	¥16,962
Acquisition through purchase of odd-lot shares	13,139	29
Sell upon request for purchase of odd-lot shares	(987)	(2)
Issuance in stock exchanges	(2,491,373)	(5,743)
Acquisition through purchase off odd-lot shares	40	0

Balance at March 31, 2012	4,879,848	¥11,246

Change in Treasury stock
Thousands of U.S. Dollars
Balance at March 31, 2011	$206,373
Acquisition through purchase of odd-lot shares	353
Sell upon request for purchase of odd-lot shares	(24)
Issuance in stock exchanges	(69,873)
Acquisition through purchase off odd-lot shares	0

Balance at March 31, 2012	$136,829